Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue
Schedule of revenue breakdown
	2015	2016	2017
	RMB	RMB	RMB

Advertising and subscription services	3,106,025	3,432,986	3,922,158
Transaction services	664,225	1,551,676	3,872,244
Agent services	483,945	788,286	956,857

	4,254,195	5,772,948	8,751,259